Presentation of condensed consolidated financial statements (Policies)	6 Months Ended
Jun. 30, 2026
Presentation of condensed consolidated financial statements
Business combinations

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value. Acquisition-related costs are recognised in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognised at their fair value at the acquisition date, except that:

●	deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognised and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits respectively; and
●	liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date.

The excess of the sum of the consideration transferred over the fair value of the identifiable assets acquired and the liabilities assumed is recognised as goodwill.

The fair value measurement of identifiable assets acquired and liabilities assumed may be adjusted if additional information is obtained during the measurement period (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

In relation to the acquisition of Evelyn Partners, NatWest Group made significant judgements in respect of valuation techniques and modelling assumptions used to determine the fair value of identifiable assets acquired and liabilities assumed.

NatWest Group has applied judgement in determining the allocation of acquired goodwill to the group of cash-generating units expected to benefit from the acquisition.

Further information on the acquisition of Evelyn Partners during the current period is included in Note 2.

The estimated useful economic lives set out in the intangible assets accounting policy, would be expanded to include:

Customer relationships	13 to 14 years
Brand	10 years